Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' Equity [Abstract]
Fair Value Assumptions
The fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model that used the weighted average assumptions in the following table and recognized over the vesting period of four years. The risk‑free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

2017 Grant
Valuation assumptions:
Dividend yield *	0
Expected volatility	66%
Risk-free interest rate	1.87%
Expected life (years) **	4.8

*The option grant was made prior to the dividend distribution. As such, the valuation assumptions reflect the Company’s previous record of not paying dividends.

**Expected life for the periods presented was determined according to the simplified method since, at the date of grant, the Company did not have enough history to make an estimate.

Stock Option Activity
Share option activity during the past three years is as follows:

	Year Ended December 31,
	2019		2018		2017
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price US$	options	price US$	options	price US$
Outstanding at January 1	519,785	3.16	1,173,433	2.80	1,653,434	2.82
Granted	-	-	-	-	154,600	2.75
Forfeited and cancelled	(10,750)	2.41	(43,159)	2.53	(152,698)	2.77
Exercised	(199,243)	2.69	(610,489)	2.79	(481,903)	2.87

Outstanding at year end	309,792	3.29	519,785	3.16	1,173,433	2.80

Vested at year end	225,110	3.08	217,976	2.85	490,086	3.36

Schedule of Options Outstanding
			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2019	309,792	3.29	3.16	2,343

Vested and expected to vest at
December 31, 2019	308,041	3.29	3.16	2,330

Exercisable at December 31, 2019	225,110	3.08	2.70	1,746

Information about Share Options
The following table summarizes information about share options at December 31, 2019:

			Weighted
	Number of		average remaining
	outstanding	Number	Contractual term (years)
Exercise price US$	options	exercisable	of outstanding options
0-2	97,355	77,272	3.22
2-5	212,437	147,838	3.13
	309,792	225,110	3.16

Information about Nonvested Options
The following table summarizes information about non-vested options at December 31, 2019:

		Weighted
		average
		grant- date
	Options	fair value
Balance at January 1, 2019	301,809	2.04
Granted	-	-
Vested	(206,377)	1.89
Forfeited	(10,750)	1.53

Balance at December 31, 2019	84,682	2.40

Restricted Share Unit Activity
The following table summarizes information about RSUs at December 31, 2019:

RSUs
Balance at January 1, 2019	1,134,854
Granted	424,600
Vested	(307,707)
Forfeited	(18,345)

Balance at December 31, 2019	1,233,402